RESTRUCTURING, ACQUISITION AND OTHER (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restructuring, Acquisition, And Other [Abstract]
Restructuring, acquisition and other	$ 185	$ 139